World Omni Auto Receivables Trust 2016-A	Exhibit 99.1
Monthly Servicer Certificate
June 30, 2016

Dates Covered
Collections Period	06/01/16 - 06/30/16
Interest Accrual Period	06/15/16 - 07/14/16
30/360 Days	30
Actual/360 Days	30
Distribution Date	07/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/16	810,355,022.85	34,073
Yield Supplement Overcollateralization Amount 05/31/16	35,462,195.75	0
Receivables Balance 05/31/16	845,817,218.60	34,073
Principal Payments	20,975,274.18	376
Defaulted Receivables	1,461,450.14	57
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/16	34,105,903.98	0
Pool Balance at 06/30/16	789,274,590.30	33,640

Pool Statistics	$ Amount	# of Accounts
Pool Factor	89.64%
Prepayment ABS Speed	1.22%
Aggregate Starting Principal Balance	918,505,674.88	35,343

Delinquent Receivables:
Past Due 31-60 days	9,132,375.97	393
Past Due 61-90 days	2,024,279.47	94
Past Due 91-120 days	365,005.59	15
Past Due 121+ days	0.00	0
Total	11,521,661.03	502

Total 31+ Delinquent as % Ending Pool Balance	1.46%
Total 61+ Delinquent as % Ending Pool Balance	0.30%
Delinquency Trigger Occurred	NO

Recoveries	689,662.67
Aggregate Net Losses/(Gains) - June 2016	771,787.47
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.09%
Prior Net Losses Ratio	0.36%
Second Prior Net Losses Ratio	0.21%
Third Prior Net Losses Ratio	0.04%
Four Month Average	0.43%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.13%

Overcollateralization Target Amount	35,517,356.56
Actual Overcollateralization	30,411,668.89
Weighted Average APR	4.28%
Weighted Average APR, Yield Adjusted	6.01%
Weighted Average Remaining Term	63.55

Flow of Funds	$ Amount

Collections	24,683,448.00
Investment Earnings on Cash Accounts	9,091.55
Servicing Fee	(704,847.68)
Transfer to Collection Account	0.00
Available Funds	23,987,691.87

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0
(2) Class A Interest	933,994.75
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	0.00
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	23,053,697.12
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	0.00

Total Distributions of Available Funds	23,987,691.87

Servicing Fee	704,847.68
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	840,800,000.00
Original Class B	18,030,000.00

Total Class A & B
Note Balance @ 06/15/16	781,916,618.53
Principal Paid	23,053,697.12
Note Balance @ 07/15/16	758,862,921.41

Class A-1
Note Balance @ 06/15/16	75,086,618.53
Principal Paid	23,053,697.12
Note Balance @ 07/15/16	52,032,921.41
Note Factor @ 07/15/16	34.2321851%

Class A-2
Note Balance @ 06/15/16	352,000,000.00
Principal Paid	0.00
Note Balance @ 07/15/16	352,000,000.00
Note Factor @ 07/15/16	100.0000000%

Class A-3
Note Balance @ 06/15/16	262,000,000.00
Principal Paid	0.00
Note Balance @ 07/15/16	262,000,000.00
Note Factor @ 07/15/16	100.0000000%

Class A-4
Note Balance @ 06/15/16	74,800,000.00
Principal Paid	0.00
Note Balance @ 07/15/16	74,800,000.00
Note Factor @ 07/15/16	100.0000000%

Class B
Note Balance @ 06/15/16	18,030,000.00
Principal Paid	0.00
Note Balance @ 07/15/16	18,030,000.00
Note Factor @ 07/15/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	933,994.75
Total Principal Paid	23,053,697.12
Total Paid	23,987,691.87

Class A-1
Coupon	0.62000%
Interest Paid	38,794.75
Principal Paid	23,053,697.12
Total Paid to A-1 Holders	23,092,491.87

Class A-2
Coupon	1.32000%
Interest Paid	387,200.00
Principal Paid	0.00
Total Paid to A-2 Holders	387,200.00

Class A-3
Coupon	1.77000%
Interest Paid	386,450.00
Principal Paid	0.00
Total Paid to A-3 Holders	386,450.00

Class A-4
Coupon	1.95000%
Interest Paid	121,550.00
Principal Paid	0.00
Total Paid to A-4 Holders	121,550.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.0875199
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	26.8431437
Total Distribution Amount	27.9306636

A-1 Interest Distribution Amount	0.2552286
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	151.6690600
Total A-1 Distribution Amount	151.9242886

A-2 Interest Distribution Amount	1.1000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	1.1000000

A-3 Interest Distribution Amount	1.4750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.4750000

A-4 Interest Distribution Amount	1.6250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6250000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 06/15/16	2,196,494.13
Investment Earnings	776.20
Investment Earnings Paid	(776.20)
Deposit/(Withdrawal)	-
Balance as of 07/15/16	2,196,494.13
Change	-

Required Reserve Amount	2,196,494.13